AOMT 2023-4 ABS-15G

Exhibit 99.39

Exception Detail

Run Date - 06/07/2023 1:15:29 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	2023040355	XXX	XXX	XXX	XXX	Credit	UW Credit		UW Credit - UW - Credit Other		*Loan program should be XXX per loan Approval. This program is not showing as one of the available programs in CLDD.	Program has been changed in CLDD, condition has been cleared.			XXX			A	1	XXX	XXX	XXX	XXX	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXX	2023040355	XXX	XXX	XXX	XXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		*LOAN EXCEPTION REQUIRED EXCEPTION REQUIRED DUE TO THE LOAN LIMITATIONS ON FINANCED PROPERTIES EXCEED XXX PROPERTIES MINIMUM, XXX LOANS FOR THE BORROWER		XXX Exception Requested: Exception required due to loan limitations on Financed properties exceed XXX properties minimum, XXX loans for the borrower. Key Loan Information: XXX% XXX XXXyr fixed, XXX% LTV/CLTV; FICO XXX, Income: Full docs, income verified at $XXX Justification: Strong fico XXX (XXXpoints more than requires of XXX) XXXmo reserves not including cash out on this application Low DTI XXX, Decision: Granted - By: XXX				XXX	B	2	XXX	XXX	XXX	XXX	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXX	2023040393	XXX	XXX	XXX	XXX	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		Loan program requires XXX months and VISA. Current reserves are XXX months and borrower has a VISA waiver		Exception granted for XXX months and VISA waiver. Comps factors: Property is located in suburban, built up over XXX%, property value increasing and demand/supply is shortage. XXX credit reports of the borrowers show good credit outstanding with no late payments and derogatory records.				XXX	B	2	XXX	XXX	XXX	XXX	C	B	C	B	N/A	N/A	C	A		Exempt	1
XXX	2023040389	XXX	XXX	XXX	XXX	Compliance	Compliance		Compliance - TRID LE- Other		This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings (XXX CFR §XXX(e)(XXX)(ii)). The revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction. Due to Columbus Day on XXX, please provide documentation that correspondent was open for business this day. If closed, this loan will not be TRID compliant as the XXX LE was not received XXX business days prior to consummation.	Information provided		Client XXX PM; we were open this day and uploaded our XXX holidays we are off for XXX. This should count as a business day. XXX; Reviewer XXX PM; Reviewer XXX PM; Hello, Condition has been cleared. Thank you!	XXX			A	1	XXX	XXX	XXX	XXX	C	A	A	A	C	A	C	A		Non-QM	1
XXX	2023040389	XXX	XXX	XXX	XXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			XXX			A	1	XXX	XXX	XXX	XXX	C	A	A	A	C	A	C	A		Non-QM	1
XXX	2023040393	XXX	XXX	XXX	XXX	Credit	UW Credit		UW Credit - UW - Credit Other		Please provide final Settlement Statement verifying actual funding date. The consummation date is XXX as this is the date the Security Instrument and closing docs were signed and Notarized (XXX). The Combined Settlement Statement in file shows a funding/disbursement date of XXX at the top and also as reflected in the prepaid interest 'paid from' date. Disbursement date cannot be prior to consummation.		Information only. Deemed not material as this is a business purpose loan; however, possible exposure for lender if legal action was required.	Reviewer XXX AM; HUD-XXX uploaded is the same document that was already in the file and it shows the disbursement date of XXX which is prior to consummation date of XXX. Disbursement date cannot be prior to consummation date.			XXX	B	2	XXX	XXX	XXX	XXX	C	B	C	B	N/A	N/A	C	A		Exempt	1
XXX	2023040388	XXX	XXX	XXX	XXX	Compliance	Compliance		Compliance - CD- Missing		Loan is failing right to cancel. Need the final Settlement statement showing when the loan disbursed or a PCCD correction page XXX section F-XXX date.	Information provided			XXX			A	1	XXX	XXX	XXX	XXX	C	A	A	A	C	A	C	A		Non-QM	1
XXX	2023040388	XXX	XXX	XXX	XXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			XXX			A	1	XXX	XXX	XXX	XXX	C	A	A	A	C	A	C	A		Non-QM	1
XXX	2023040387	XXX	XXX	XXX	XXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			XXX			A	1	XXX	XXX	XXX	XXX	C	B	C	B	C	B	C	A		Non-QM	1
XXX	2023040387	XXX	XXX	XXX	XXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		XXX% Tolerance exceeded by $XXX due to the addition of the intangible tax fee, please provide proof of refund, LOX and PCCD reflecting the cure within XXX days of consummation					XXX		B	2	XXX	XXX	XXX	XXX	C	B	C	B	C	B	C	A		Non-QM	1
XXX	2023040387	XXX	XXX	XXX	XXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		Appraisal desk review was not provided for review	Report received			XXX			A	1	XXX	XXX	XXX	XXX	C	B	C	B	C	B	C	A		Non-QM	1
XXX	2023040387	XXX	XXX	XXX	XXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		UW Qualifications UW – Exception needed COMMENT: Borrower has more than XXX -day employment gap from previous employment to current employment and is not yet employed for a minimum of XXX months with current employer.		Compensating factors: XXX FICO, XXX% LTV, XXX% DTI, XXX mo reserves				XXX	B	2	XXX	XXX	XXX	XXX	C	B	C	B	C	B	C	A		Non-QM	1
XXX	2023040390	XXX	XXX	XXX	XXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		Appraisal desk review was not provided for review	Documentation has been provided.			XXX			A	1	XXX	XXX	XXX	XXX	C	A	A	A	A	A	C	A		Non-QM	1
XXX	2023040392	XXX	XXX	XXX	XXX	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		Max DTI for FTHB is XXX and current DTI is XXX%.		Exception granted for DTI due to compensating factors: FICO is XXX points higher than required; s/e for more than XXX years in the same profession and income is stable; residual income does not meet minimum allowed of $XXX it is enough based on residual income chart for borrower with multiple factors considered.				XXX	B	2	XXX	XXX	XXX	XXX	C	B	C	B	A	A	C	A		Non-QM	1
XXX	2023040395	XXX	XXX	XXX	XXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Exception required for the Appraisal form used for the XXXnd appraisal. Guideline requires General Purpose Commercial Form but the Appraiser used XXX form instead. XXXst appraisal was in General Purpose Commercial Form.		Exception for the appraisal form used for the XXXnd appraisal. Guidelines requires General Purpose Commercial Form but appraiser used XXX form instead XXXst appraisal was in General Purpose Commercial Form. Compensating Factors: XXX LTV, XXX post closing reserves, FICO score is XXX points higher than the minimum required.	Reviewer XXX XXX PM; Compensating Factors: XXX%LTV, XXX post closing reserves, FICO score is XXX points higher than the minimum required.			XXX	B	2	XXX	XXX	XXX	XXX	C	B	A	A	N/A	N/A	C	B		Exempt	1
XXX	2023040395	XXX	XXX	XXX	XXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Exception required to use estimated market rent from XXXst appraisal. Appraisal used is the XXXnd Appraisal however no market rent indicated for the commercial part (restaurant) of the subject property.		Exception required to use estimated market rent from XXXst appraisal. Appraisal used is the XXXnd appraisal however, no market rent indicated for the commercial part (XXX) of hte subject property. Compensating Factors: XXX LTV, XXX post closing reserves, FICO score is XXX points higher than the minimum required.	Reviewer XXX XXX PM; Compensating Factors: XXX%LTV, XXX post closing reserves, FICO score is XXX points higher than the minimum required.			XXX	B	2	XXX	XXX	XXX	XXX	C	B	A	A	N/A	N/A	C	B		Exempt	1